Consolidated Statement of Operations and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Rental income	$ 91,011,558	$ 84,097,016	$ 80,979,544
Interest on secured loans	5,193,144	5,171,971	3,442,147
Interest and other income	843,794	133,286	466,177
Total revenues	97,048,496	89,402,273	84,887,868
Expenses
Interest expense	38,666,855	23,729,753	27,068,578
Depreciation and amortization	20,271,762	17,246,373	16,919,529
General and administrative	11,422,407	9,822,647	7,557,800
Transaction costs	5,493,099	1,578,225	7,441,382
Loss on impairment	5,232,805	96,000
Reserve for uncollectible secured loan receivables	1,512,305	750,000
Change in fair value of derivatives		(2,931,309)	(6,987,825)
Gain on sale of assets, net	(1,170,991)	(511,552)
Non-cash loss on extinguishment of debt	3,806,513	2,295,562
Other expenses	266,902
Total expenses	85,501,657	52,075,699	51,999,464
Income from continuing operations	11,546,839	37,326,574	32,888,404
Discontinued operations	(233,715)	656,146	792,227
Net income	11,313,124	37,982,720	33,680,631
Distributions and accretion on Class E Preferred Units		(17,371,893)	(14,569,875)
Net income allocable to common units of Partnership/noncontrolling interests	(5,107,353)	(16,779,731)	(19,110,756)
Net income allocable to stockholders	6,205,771	3,831,096
Net income	11,313,124	37,982,720	33,680,631
Unrealized loss (gain) on derivative instruments	(7,391,774)	4,094,432
Total comprehensive income	3,921,350	42,077,152
Net income allocable to stockholders	6,205,771	3,831,096
Unrealized (loss) gain on derivative instruments, net of noncontrolling interest portion of $3,335,860 and $1,906,277, respectively	(4,055,914)	2,188,155
Total comprehensive income allocable to stockholders	2,149,857	6,019,251
AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Revenues
Rental income	91,011,558	84,097,016	80,979,544
Interest on secured loans	5,193,144	5,171,971	3,442,147
Interest and other income	843,794	133,286	466,177
Total revenues	97,048,496	89,402,273	84,887,868
Expenses
Interest expense	38,666,855	23,729,753	27,068,578
Depreciation and amortization	20,271,762	17,246,373	16,919,529
General and administrative	11,422,407	9,822,647	7,557,800
Transaction costs	5,439,099	1,578,225	7,441,382
Loss on impairment	5,232,805	96,000
Reserve for uncollectible secured loan receivables	1,512,305	750,000
Change in fair value of derivatives		(2,931,309)	(6,987,825)
Gain on sale of assets, net	(1,170,991)	(511,552)
Non-cash loss on extinguishment of debt	3,806,513	2,295,562
Other expenses	266,902
Total expenses	85,501,657	52,075,699	51,999,464
Income from continuing operations	11,546,839	37,326,574	32,888,404
Discontinued operations	(233,715)	656,146	792,227
Net income	11,313,124	37,982,720	33,680,631
Distributions and accretion on Class E Preferred Units		(17,371,893)	(14,569,875)
Net income allocable to common units of Partnership/noncontrolling interests		(241,622)	(221,154)
Net income allocable to stockholders	11,313,124	20,369,205	18,889,602
Net income	11,313,124	37,982,720	33,680,631
Unrealized loss (gain) on derivative instruments	(7,391,774)	4,094,432
Total comprehensive income	3,921,350	42,077,152
Net income allocable to stockholders	$ 11,313,124	$ 20,369,205	$ 18,889,602